PROPERTY AND EQUIPMENT (Details) (USD $)					9 Months Ended				9 Months Ended				9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Computer Equipment	Dec. 31, 2011 Computer Equipment	Sep. 30, 2012 Computer Equipment Minimum	Sep. 30, 2012 Computer Equipment Maximum	Sep. 30, 2012 Furniture and fixtures	Dec. 31, 2011 Furniture and fixtures	Sep. 30, 2012 Furniture and fixtures Minimum	Sep. 30, 2012 Furniture and fixtures Maximum	Sep. 30, 2012 Leasehold Improvements	Dec. 31, 2011 Leasehold Improvements	Sep. 30, 2012 Leasehold Improvements Minimum	Sep. 30, 2012 Leasehold Improvements Maximum
Fixed Asset, Gross	$ 158,101	$ 80,577	$ 119,339	$ 72,124			$ 15,144	$ 8,453			$ 23,618
Accumulated depreciation	(45,677)	(16,580)
Fixed Asset, Net	$ 112,424	$ 63,997
Estimated Useful Lives					3 years	5 years			3 years	5 years			3 years	5 years